Financial Assets and Liabilities - Additional Information (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	$ 0	$ 0
Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Net realized gains (losses) related to derivative financial instruments	$ (1,664,465)	$ 2,606,938